Loans - Schedule of Non-Covered Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	$ 14,098,211	$ 10,996,500
Total loans, net of unearned income	14,327,428	11,441,044
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	10,198,855	7,814,082
Commercial Loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	6,073,511	4,361,779
Commercial Loans | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	3,444,578	2,571,695
Commercial Loans | Energy-Related
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	680,766	880,608
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,195,319	1,080,297
Residential Mortgage | Residential 1-4 Family
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	1,112,282	1,048,241
Residential Mortgage | Construction / Owner Occupied
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	83,037	32,056
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,933,254	2,546,665
Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	2,066,167	1,601,105
Consumer and Other Loans | Indirect Automobile
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	246,298	397,158
Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Total loans, net of unearned income	620,789	548,402
Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	11,190,520	9,668,714
Legacy Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	8,133,341	7,002,198
Legacy Loans | Commercial Loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	4,504,062	3,676,811
Legacy Loans | Commercial Loans | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	2,952,102	2,452,521
Legacy Loans | Commercial Loans | Energy-Related
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	677,177	872,866
Legacy Loans | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	694,023	527,694
Legacy Loans | Residential Mortgage | Residential 1-4 Family
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	610,986	495,638
Legacy Loans | Residential Mortgage | Construction / Owner Occupied
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	83,037	32,056
Legacy Loans | Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	2,363,156	2,138,822
Legacy Loans | Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	1,575,643	1,290,976
Legacy Loans | Consumer and Other Loans | Indirect Automobile
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	246,214	396,766
Legacy Loans | Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	541,299	451,080
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	3,136,908	1,772,330
Acquired Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	2,065,514	811,884
Acquired Loans | Commercial Loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	1,569,449	684,968
Acquired Loans | Commercial Loans | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	492,476	119,174
Acquired Loans | Commercial Loans | Energy-Related
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	3,589	7,742
Acquired Loans | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	501,296	552,603
Acquired Loans | Residential Mortgage | Residential 1-4 Family
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	501,296	552,603
Acquired Loans | Residential Mortgage | Construction / Owner Occupied
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	0	0
Acquired Loans | Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	570,098	407,843
Acquired Loans | Consumer and Other Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	490,524	310,129
Acquired Loans | Consumer and Other Loans | Indirect Automobile
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	84	392
Acquired Loans | Consumer and Other Loans | Other
Accounts, Notes, Loans and Financing Receivable
Non-covered loans, net of unearned income	$ 79,490	$ 97,322